EQUITY (CAPITAL DEFICIENCY) (Allocation of Share Based Compensation Expense) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allocation of share-based compensation expense:
Total share-based compensation expense	$ 1,944		$ 9,590	$ 1,620	$ 562
Revenue [Member]
Allocation of share-based compensation expense:
Total share-based compensation expense	68
Cost of Revenues [Member]
Allocation of share-based compensation expense:
Total share-based compensation expense	35		350	160	49
Research and Development [Member]
Allocation of share-based compensation expense:
Total share-based compensation expense	206		267	536	356
Selling and Marketing [Member]
Allocation of share-based compensation expense:
Total share-based compensation expense	181		431	55	92
General and Administrative [Member]
Allocation of share-based compensation expense:
Total share-based compensation expense	$ 1,454	$ 99	$ 8,542	$ 869	$ 65